================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09084

                                 The Weiss Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Jeffrey B. Wilson, Esq.
                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
              ----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 561-515-8558

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE WEISS FUND

A LETTER FROM THE PRESIDENT                                    December 31, 2006
Dear Shareholder,

     Let me take this opportunity to thank you for your confidence in The Weiss Fund and for entrusting us with your investment. It is with pleasure that I present the Annual Report for the twelve months ended December 31, 2006, for the Weiss Treasury Only Money Market Fund.
     The economic expansion the United States has enjoyed for the past several years continued in 2006 aided by strong profit growth and a resilient consumer. The performance of the corporate sector has been particularly strong, with a record 18 consecutive quarters of double-digit annual growth in S&P 500 Index operating earnings(1). This strength in profits reflects the powerful supply-side benefits of surging productivity growth. Corporate America's good fortune was, at times, overshadowed by the significant downturn experienced in the housing market, where the real estate boom, over the past several years led to an oversupply of homes. This oversupply created an inventory glut in many areas, and as interest rates moved higher, prices began declining in many geographical regions. We expect continued contraction in housing-related activity, with prices remaining weak until the supply overhang is unwound and affordability improves. However, the doom and gloom scenario that many are calling for is not our view.
     Notwithstanding the housing market's deterioration, an overall strong economy over the past several years has prompted the Federal Reserve to raise short-term interest rates to ensure inflation does not spiral out of control. After 17 consecutive interest rate increases, at their August 8, 2006 meeting, the Federal Open Market Committee (FOMC) elected to leave the target for the federal funds rate, a key overnight lending rate, unchanged at 5.25%. It seems as though the Fed is taking a wait-and-see approach to gauge how the economy responds to the restrictive monetary policy over the past several years. While a pause may not imply the end of this tightening cycle, the weakness in the housing market seems to have overtaken the concern of elevated inflation risks. Our view is that a moderation in inflation measures alone will not be sufficient for the FOMC to cut interest rates, and that economic growth will have to weaken enough to push up the unemployment rate before the Fed embarks on an interest-rate cutting campaign. Indeed, whether or not the Bernanke-led Fed can successfully engineer a 'soft landing' of the U.S. economy and avoid a more painful downturn remains the key unanswered question.
     The rising short-term interest-rate environment that prevailed for most of 2006 led to the Fund's highest returns since 2001, when the Fed cut rates sharply to stimulate an economy shaken by terrorist attacks. On average, the Fund returned 4.22% in 2006, well in excess of 2005's 2.41% average return, and its best annual performance since 2000. With the Fed's decision to leave short-term rates unchanged in August, our policy has been to gradually lengthen the maturity of the Fund, in anticipation of an eventual easing of monetary policy. Of course, we are mindful that the economy could return to above-trend growth, which would likely

---------------

(1) Source: Standard & Poor: Operating earnings through third quarter, 2006.

mean further interest rate increases by the Fed. As such, we are positioning the Fund to benefit from either scenario by lengthening the average maturity, but not overly so to where we could not take advantage of further interest rate increases should they materialize.
     As always thank you for investing in the Weiss Treasury Only Money Market Fund and look forward to continuing to serve your interests in the future. Should you have any questions about The Weiss Fund, we welcome you to call a Fund representative at 1-800-430-9617.

Sincerely,

/s/ Sharon A. Parker-Daniels

Sharon A. Daniels
President
The Weiss Fund

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE WEISS FUND

FUND EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING           ENDING           EXPENSES PAID
                                                ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                                                   7/1/06            12/31/06         7/1/06-12/31/06
                                                -------------      -------------      ---------------
Actual........................................     $1,000            $1,022.50             $3.47
Hypothetical (5% return before expenses)......     $1,000            $1,021.78             $3.47

------------

* Expenses are equal to the Fund's annualized expense ratio of 0.68% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE WEISS FUND

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

U.S. Treasury Bills.........................................   70.6%
Repurchase Agreement........................................   29.2%
Short-Term Investment.......................................    0.2%
                                                              -----
                                                              100.0%
                                                              =====

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2006

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)      VALUE
---------------------------------------                       ---------    ----------
U.S. TREASURY BILLS -- 70.6%
  4.820%, 01/04/2007........................................   $ 5,000     $4,997,992
  4.759%, 01/04/2007........................................     5,000      4,998,017
  4.745%, 01/04/2007........................................     5,000      4,998,023
  4.865%, 01/04/2007........................................     5,000      4,997,973
  4.920%, 01/11/2007........................................     5,000      4,993,167
  4.915%, 01/18/2007........................................     5,000      4,988,395
  4.900%, 01/25/2007........................................     5,000      4,983,667
  4.940%, 02/01/2007........................................     5,000      4,978,730
  4.950%, 02/08/2007........................................     5,000      4,973,875
  4.920%, 02/22/2007........................................     5,000      4,964,466
  4.955%, 02/22/2007........................................     5,000      4,964,214
  4.790%, 03/01/2007........................................     5,000      4,960,748
  4.790%, 03/08/2007........................................     5,000      4,956,092
  4.840%, 03/29/2007........................................     5,000      4,941,517
  4.820%, 04/19/2007........................................     5,000      4,927,700
  4.855%, 04/26/2007........................................    10,000      9,844,910
  4.850%, 05/03/2007........................................     5,000      4,917,819
                                                                           ----------
  Total U.S. Treasury Bills (Cost $89,387,305)..............               89,387,305
                                                                           ----------
REPURCHASE AGREEMENTS -- 29.2%
  Fidelity Repurchase Agreement 4.850%, due 01/03/07 (dated
    12/29/06, proceeds $19,513,135, collateralized by
    $19,669,000 U.S. Treasury Note, 4.375% due
    01/31/08,valued at $19,889,293).........................    19,500     19,500,000
  Morgan Stanley Repurchase Agreement 4.800%, due
    01/03/07(dated 12/29/06; proceeds $17,511,667,
    collateralized by $14,560,000 U.S. Treasury Bonds,
    7.500% due 11/15/16, valued at $17,852,016).............    17,500     17,500,000
                                                                           ----------
  Total Repurchase Agreements (Cost $37,000,000)............               37,000,000
                                                                           ----------

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2006 (CONCLUDED)

                                                              SHARES
                                                              (000)        VALUE
                                                              ------    ------------
SHORT-TERM INVESTMENT -- 0.2%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
    $244,510)...............................................   244      $    244,510
                                                                        ------------
TOTAL INVESTMENTS -- 100.0% (COST $126,631,815*)............             126,631,815
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)
  Dividend Payable..........................................                 (14,988)
  Accrued Advisory Expense..................................                  (7,953)
  Accrued Administrative Expense............................                 (12,810)
  Accrued Custody Expense...................................                  (4,422)
  Accrued Transfer Agent Expense............................                 (15,119)
  Other Liabilities.........................................                 (33,755)
  Other Assets..............................................                  15,955
                                                                        ------------
                                                                             (73,092)
                                                                        ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  126,559,121 shares of capital stock outstanding)..........            $126,558,723
                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($126,558,723/ 126,559,121 shares outstanding)............            $       1.00
                                                                        ============

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
  Interest..................................................  $5,663,882
                                                              ----------
EXPENSES:
  Investment advisory fees..................................     584,524
  Transfer agent fees.......................................     165,730
  Legal fees................................................     142,762
  Administration fees.......................................     126,522
  Printing fees.............................................      35,323
  Registration and filing fees..............................      29,535
  Trustees' fees............................................      23,741
  Custodian fees............................................      23,141
  Insurance fees............................................      12,551
  Audit fees................................................      12,300
  Miscellaneous expense.....................................       1,475
                                                              ----------
                                                               1,157,604
  Less: expenses waived and reimbursed......................    (362,611)
                                                              ----------
    Total expenses..........................................     794,993
                                                              ----------
    Net investment income...................................   4,868,889
                                                              ----------
Net increase in net assets resulting from operations........  $4,868,889
                                                              ==========

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              DECEMBER 31, 2006    DECEMBER 31, 2005
                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income..................................     $  4,868,889         $  2,600,235
                                                                 ------------         ------------
     Net increase in net assets resulting from operations...        4,868,889            2,600,235
  Distributions:
     From net investment income ($0.04 and $0.02 per share,
       respectively)........................................       (4,868,889)          (2,600,235)
  Capital share transactions:
     Net increase (decrease) from capital share
       transactions.........................................       20,638,122           (7,419,368)
                                                                 ------------         ------------
     Total increase (decrease) in net assets................       20,638,122           (7,419,368)
NET ASSETS
  Beginning of year.........................................      105,920,601          113,339,969
                                                                 ------------         ------------
  End of year...............................................     $126,558,723         $105,920,601
                                                                 ============         ============

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                  WEISS TREASURY ONLY MONEY MARKET FUND
                         --------------------------------------------------------
                                     FOR THE YEAR ENDED DECEMBER 31,
                         --------------------------------------------------------
                           2006        2005        2004        2003        2002
                         --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF YEAR:...  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income.............      0.04        0.02        0.01        0.00        0.01
                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  From net investment
    income.............     (0.04)      (0.02)      (0.01)      (0.00)*     (0.01)
                         --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
  YEAR:................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                         ========    ========    ========    ========    ========
TOTAL RETURN...........      4.22%       2.41%       0.59%       0.44%       1.14%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of year
  (000)................  $126,559    $105,921    $113,340    $161,138    $182,559
Ratio of expenses to
  average net
  assets(1)............      0.68%       0.68%       0.68%       0.65%       0.60%
Ratio of net investment
  income to average net
  assets(2)............      4.16%       2.37%       0.55%       0.46%       1.11%

------------
(1) Expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 would have been 0.99%,
    0.96%, 0.91%, 0.75%, and 0.82%, respectively.

(2) Net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 would have been 3.85%, 2.09%, 0.32%, 0.36%, and 0.89%, respectively.

* Distributions are less than a penny per share.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2006

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the "Fund"). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: The Fund's securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund's expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from the Fund's net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2006 and 2005 was ordinary income.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial state-

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

ment purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued FASB Statements No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Capital Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary, Treasurer and Trustee to the Trust.

Delray Financial Corporation (Delray"), has been retained by the Manager to provide sub-advisory services to the Fund. Under a subadvisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund's assets. However, the Manager is

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager's independent judgment regarding the appropriateness of Delray's investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund.

Weiss Capital Securities, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. An officer of PFPC serves as Assistant Treasurer of the Trust.
For the year ended December 31, 2006, the Manager contractually agreed to limit the Fund's expense ratio to 0.68%. (exclusive of extraordinary and certain other expenses). In order to maintain this ratio, the Manager has waived a portion of its fees, which amounted to $362,611.

The Chief Compliance Officer ("CCO") is an employee of the Manager. The Fund reimburses the Manager for a portion of her salary allocated to her duties as the CCO of the Fund. The level of reimbursement is reviewed and determined by the Trustees at least annually. For the year ended December 31, 2006, the Fund reimbursed the Manager $12,000 for CCO fees.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.


4.  NET ASSETS
At December 31, 2006, the Fund's net assets consisted of:

Paid in Capital.............................................  $126,558,723
                                                              ============

As of December 31, 2006 the components of distributable earnings on a tax basis were the same as above.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)



5.  SHARES OF BENEFICIAL INTEREST
The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients' discretionary assets, may use the Fund as an investment vehicle for its clients' cash assets. As such, there may be large fluctuations in the size of the Fund's assets based on the Manager's investment decisions. These fluctuations do not affect Fund performance.

Transactions in capital shares for the years ended December 31, 2006 and 2005, respectively, are summarized below.

                      YEAR ENDED DECEMBER 31, 2006   YEAR ENDED DECEMBER 31, 2005
                      -----------------------------  -----------------------------
                         SHARES          VALUE          SHARES          VALUE
                      -------------  --------------  -------------  --------------
Shares Sold.........   245,731,615   $ 245,731,615    240,671,093   $ 240,671,093
Shares Reinvested...     4,724,836       4,724,836      2,526,636       2,526,636
Shares
  Repurchased.......  (229,818,329)   (229,818,329)  (250,617,097)   (250,617,097)
                      ------------   -------------   ------------   -------------
Net Increase
  (Decrease)........    20,638,122   $  20,638,122     (7,419,368)  $  (7,419,368)
                      ============   =============   ============   =============

6.  CAPITAL LOSS CARRYOVER
The Fund had a capital loss carryover of $398 that expired December 31, 2006.

7.  RECLASSIFICATION OF CAPITAL ACCOUNTS
Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial reporting and tax reporting. These reclassifications have no effect on net asset value per share. For the year ended December 31, 2006, the Fund decreased Paid in Capital by $398 and decreased accumulated loss on investments due to the expiration of the capital loss carry forward.

THE WEISS FUND
SUPPLEMENT INFORMATION -- FUND MANAGEMENT

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------   ------------------  --------------------------------------------------  ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Pheterson, 55,    Trustee since May   Attorney and Shareholder, Buckingham, Doolittle &       1              None
 7111 Fairway Drive        4, 2006             Burroughs, LLP (June 2005-present); Attorney and
 Suite 102                                     Shareholder, Law Offices of Pheterson & Bleau
 Palm Beach Gardens, FL                        (January 1986 - June 2005).
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 72,     Trustee since       President, Wyndmoor Sales Co. Inc.                      1              None
 7111 Fairway Drive        November 30, 1995   (1985 - present) (textiles).
 Suite 102
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Donald Wilk, 69,          Trustee since       President, Donald Wilk Corporation                      1              None
 7111 Fairway Drive        November 30, 1995   (1990 - present) (computer sales and credit card
 Suite 102                                     processing).
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) AND INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
 Sharon A. Daniels, 45,    President since     President, The Weiss Fund, (February                    1              None
 7111 Fairway Drive        February 10, 2005   2005 - present); President, Weiss Capital
 Suite 102                 Trustee since June  Securities, Inc., (June 2004 - Present);
 Palm Beach Gardens, FL    22, 2006            President, Weiss Capital Management, Inc. (June
 33418                                         2004 - Present); Vice President, Weiss Research
 President                                     Inc., (February 2001 - June 2004); Group
                                               Publisher, Weiss Research, Inc., February
                                               2000 - February 2003).
----------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------   ------------------  --------------------------------------------------  ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Rano, 42          Secretary and       Financial and Operations Principal, Weiss Capital       1               N/A
 7111 Fairway Drive        Treasurer since     Securities, Inc. (May 2004 - present); Financial
 Suite 102                 February 10, 2005,  Controller, Weiss Capital Management, Inc. and
 Palm Beach Gardens, FL                        Weiss Research, Inc. (May 2004 - present); Vice
 33418                                         President and Financial Operations Principal, Vera
 Secretary and Treasurer                       Vest (November 2002 - April 2004); Accountant,
                                               Allmerica Financial Corporation (November
                                               1993 - April 2004).
----------------------------------------------------------------------------------------------------------------------------------
 David Castaldi, 41        Assistant           Vice President and Director of Accounting and           1               N/A
 103 Bellevue Parkway      Treasurer since     Administration, PFPC Inc. (since 2001).
 Wilmington, DE 19809      January 1, 2006
 Assistant Treasurer
----------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- APPROVAL OF ADVISORY AGREEMENT
(UNAUDITED)

During the six-month period covered by this report, the Trust's Board of Trustees ("Board" or "Trustees") approved the continuation of certain of those agreements pursuant to which the Fund is provided with investment advisory services by the Manager and Delray. (See Note [3].) Overall, the Board concluded that continuation of such agreements would be in the best interests of the Fund and its shareholders, as well as consistent with the expectations of the shareholders of the Fund. In reaching this decision, the Board did not assign relative weights to any factor or deem any one or group of them to be controlling in and of themselves. In accordance with regulations promulgated by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board in approving these contracts, including the Board's conclusions with respect to these factors, appears below.

Consideration of the Advisory Agreement with the Manager. In reviewing the nature, extent and quality of advisory services provided by the Manager, the Board considered both the performance of the Fund and the various portfolio management, administrative and shareholder services provided by the Manager giving, in each case, due regard to the fact that the Fund is designed to invest exclusively in U.S. Government money market instruments. The Board concluded that the services provided by the Manager were satisfactory, after giving due regard to the Manager's commitment to operate the Fund in a manner consistent with its use as a sweep vehicle for investment advisory clients who have placed assets with the Manager and other financial affiliates of the Manager and to provide oversight of the Fund's operations and services providers, as well as the experience and background of the advisory, compliance and administrative personnel responsible for providing services to the Fund. The Board also considered the continuity of the Fund's portfolio management team (including Delray) and the experience of this group. With respect to the performance achieved by the Fund, the Board concluded that the short-term and long-term investment performance of the Fund over various periods of time was comparable to the performance of the Fund's peer group universe and that the level and quality of services provided to the Fund by the Adviser were satisfactory.

In reviewing the structure of the advisory fee and corollary factors such as the cost of services provided and profits realized by the Manager, the Board considered information relating to advisory fee revenues and those expenses borne by the Manager, including the fact that the Manager is responsible for the payment of Delray's subadvisory fee and the Manager's continuing commitment to cap the Fund's expenses at 68 basis points. The Board also considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's category and the advisory fees charged by the Manager to other non-fund clients. Specifically, the Trustees took into account the fact that due to the expense cap of 68 basis points, the Fund's expense ratio was lower than the average expense ratio of its peer group; that the 50 basis point fee charged by the Manager's managed account program was comparable to the fee charged by the Manager to the Fund. The Trustees also considered the level of profit realized by the Manager relative to the entrepreneurial risks associated with management of the Fund and the fact that due to the expense cap in place the Manager was in effect

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- APPROVAL OF ADVISORY AGREEMENT (CONTINUED)
(UNAUDITED)

subsidizing a portion of the cost of operating the Fund. Based on these factors, as well as the Manager's continuing commitment to "cap" the expenses of the Fund, the Board concluded that the rate at which the Manager is compensated for its services, and the profits realized by the Manager, are not excessive, particularly in light of the quality of services being provided to the Fund.

During the course of its review of the advisory fees paid by the Fund, the Trustees considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Trustees concluded that, while such economies may be realized in the future, such prospective economies do not warrant reconsideration of the advisory fee structure at this time. The Trustees also considered the character and amount of other incidental benefits received by the Manager and its affiliates from its association with the Fund. Finally, the Trustees considered the fact that many shareholders of the Fund became shareholders as a result of other relationships with the Manager, taking into account the extent to which the Fund is used as a sweep account for cash positions for clients in other investment advisory programs operated by the Manager.

Consideration of the Advisory Agreement with Delray. In considering the nature and quality of the services provided by Delray, the Board considered the fact that Delray's services are limited to the provision of non-discretionary investment advice. The Board also considered the extensive experience of the personnel responsible for providing these services. While the Board was informed with respect to other accounts managed by Delray, the cost to Delray of providing services under its agreement relating to the Fund and the relative importance of Delray's relationship with the Fund to its overall operation, the Board did not consider these matters to be of substantial significance in its deliberations in light of the non-discretionary nature of the agreement with Delray and the fact that Delray's fee is paid by the Manager and not by the Fund. Rather, the Board concluded that Delray's services contributed to the satisfactory performance achieved by the Fund and thus that continuation of Delray's agreement was consistent with the best interests of the Fund and the expectations of its shareholders.

THE WEISS FUND

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-430-4617 and on the SEC's website at http://www.sec.gov.

THE WEISS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Weiss Fund
Palm Beach Gardens, Florida

     We have audited the accompanying statement of net assets of Weiss Treasury Only Money Market Fund, a series of The Weiss Fund, as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The fund is not required to have, nor were we engaged to perform an audit of the internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weiss Treasury Only Money Market Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
January 23, 2007

Officers
    Sharon A. Daniels, President
    Jeffrey Rano, Treasurer and Secretary
    David Castaldi, Assistant Treasurer

Investment Manager
    Weiss Capital Management, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Sub-Adviser
    Delray Financial Corp.
    4521 PGA Blvd.
    Suite 265
    Palm Beach Gardens, FL 33418

Administrator and Transfer Agent
    PFPC Inc.
    301 Bellevue Pkwy.
    Wilmington, DE 19809

Distributor
    Weiss Capital Securities, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Counsel
    Dechert LLP
    200 Clarendon Street, 27th Floor
    Boston, MA 02116

Independent Registered Public Accounting Firm
    Tait, Weller & Baker LLP
    1818 Market Street
    Suite 2400
    Philadelphia, PA 19103-2108

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

WEISS TREASURY ONLY
MONEY MARKET FUND

ANNUAL REPORT
TO SHAREHOLDERS
DECEMBER 31, 2006

THE
  WEISS
    FUND

[WEISS FUND LOGO]

WES0207

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Trustees has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,300 and $11,900 for 2006 and 2005, respectively.

Audit-Related Fees

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for 2006 and 2005, respectively.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 and $0 for 2006 and 2005, respectively.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for 2006 and 2005, respectively.

     (e)(1) Before any accountant, including the Accountants, is engaged by the Investment Company to render either audit or non-audit services, such engagement must be approved by the Committee, with the exception of any de minimus engagement meeting applicable requirements. In addition, the Committee must also pre-approve the engagement of any accountant, including the Accountants, by the Investment Company's investment adviser (not including a subadviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser, if the engagement relates directly to the operations and financial reporting of the Investment Company, with the exception of any de minimus engagement meeting applicable requirements.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)   Not applicable

                  (c)   Not applicable

                  (d)   Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 and $0 for 2006 and 2005, respectively..

     (h)    Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as Exhibit 12(a)(1) to the Registrant's Form N-CSR, filed on March 7, 2005 (Accession No. 0000893220-05-000474).

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Weiss Fund

By (Signature and Title)*  /s/ Sharon A. Daniels
                         -------------------------------------
                           Sharon A. Daniels, President
                           (principal executive officer)

Date March 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Sharon A. Daniels
                         -------------------------------------
                           Sharon A. Parker-Daniels, President
                           (principal executive officer)

Date March 6, 2007

By (Signature and Title)*  /s/ Jeffrey S. Rano
                         -----------------------------------
                            Jeffrey S. Rano, Treasurer
                            (principal financial officer)

Date March 6, 2007

* Print the name and title of each signing officer under his or her signature.